Note 6 - Note Payable (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended							0 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended
	Sep. 23, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2013	May 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Nov. 30, 2013	Jan. 31, 2014	Feb. 28, 2014	Oct. 01, 2014	Jun. 30, 2014	Apr. 30, 2012	Sep. 30, 2014	Sep. 30, 2014
Note 6 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	940,189	382,000	382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53	$ 0.53	$ 0.53
Accrued Loan Balloon Payment				$ 76,000
Notes Payable, Current		2,500,000	2,500,000	1,463,000
Accrued Debt Restructuring Costs				27,000
Warrant Term	5 years	5 years
Long-term Debt		2,770,000	2,770,000
April 2012 Warrants [Member]
Note 6 - Note Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)														73,770
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)														$ 0.61
Related to Final Payment [Member] | April 2012 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Interest Expense, Debt			9,000	35,000
Related to the Restructuring Payment [Member] | April 2012 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Interest Expense, Debt			20,000
Debt Instrument, Restructuring Fee				27,000
Bridge Loans on or before April 30, 2013 [Member] | April 2012 Term Loan [Member] | Minimum [Member]
Note 6 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds					500,000
Bridge Loans on or before April 30, 2013 [Member] | April 2012 Term Loan [Member] | Maximum [Member]
Note 6 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds					1,500,000
Bridge Loans on or before September, 2013 [Member] | April 2012 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds						500,000
Bridge Loans on or before August 28, 2103 [Member] | April 2012 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds							500,000	500,000
Bridge Loans on or before October 28, 2013 [Member] | April 2012 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds							500,000
Bridge Loan on or before December 27, 2013 [Member] | April 2012 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds									500,000
Bridge Loans on or before February 25, 2014 [Member] | April 2012 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds										500,000
Bridge Loans on or before April 25, 2014 [Member] | April 2012 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Contingent Bridge Loan Proceeds											500,000
Amendment to the January 2014 Amendment [Member] | April 2012 Term Loan [Member] | Maximum [Member]
Note 6 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee											5,000
First Tranche [Member] | September 2014 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Proceeds from Issuance of Debt												2,500,000
Repayments of Debt												1,631,000
April 2012 Term Loan [Member] | Minimum [Member]
Note 6 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee										5,000	5,000		5,000
April 2012 Term Loan [Member] | Maximum [Member]
Note 6 - Note Payable (Details) [Line Items]
Debt Instrument, Restructuring Fee										15,000	20,000		15,000
April 2012 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount														2,135,159
Debt Instrument, Repayment of Principal and Interest, Number of Installments														30
Debt Instrument, Interest Rate, Stated Percentage														9.50%
Additional Percentage of Principal Owed Upon Final Payment														4.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														85,000
Accrued Loan Balloon Payment		0	0	76,000
Notes Payable, Current		0	0	1,463,000
Debt Instrument, Restructuring Fee					15,000	10,000	10,000	10,000	10,000						47,500
Contingent Equity Event Proceeds								10,000,000	7,000,000
Accrued Debt Restructuring Costs		0	0	27,000
September 2014 Term Loan [Member]
Note 6 - Note Payable (Details) [Line Items]
Debt Instrument, Face Amount															5,000,000	5,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)															471,698	471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 0.53	$ 0.53
Debt Instrument, Interest Rate, Stated Percentage															5.25%	5.25%
Warrant Term																10 years
Long-term Debt		$ 2,500,000	$ 2,500,000